Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	May 19, 2014
Effective Date	dei_DocumentEffectiveDate	May 19, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Ramius Hedged Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Ramius Hedged Alpha Fund (the “Fund”) is to seek to achieve positive returns over a market cycle while minimizing broad equity market risk.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 16 of this Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	112.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses (after fee waiver and/or expense reimbursement) do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund follows a “style-based equity investment” strategy, seeking to obtain investment returns from a portfolio of equity securities selected through a combination of traditional investing styles (such as value, growth, size, and quality investment styles), alternative investing styles and corporate activity investment styles (such as spin offs, share buy-back and activist investing) that are hedged against movements in the broad equity markets. The Fund’s advisor believes that this type of style-based equity investing can produce positive returns that are uncorrelated with the broader markets.

The Fund’s advisor implements this strategy by seeking to identify and make investments in a systematic fashion based on traditional, alternative and corporate activity investment styles adopted by successful managers of private investment funds (often referred to as “hedge funds”) investing in equity securities. The Fund’s advisor seeks to systematically access, implement and combine the best equity hedge fund ideas in a market neutral way. This systematic process within each style relies on publicly available information (such as SEC filings) coupled with the Fund’s advisor’s knowledge of alternative investing. The Fund’s overall portfolio will be comprised of a mix of these traditional, alternative and corporate activity investment styles combined in various proportions based on the Fund’s advisor’s evaluation of general market conditions and investment opportunities as well as an evaluation of how each of these sources of return correlate to each other over a period of time. The Fund’s advisor will execute the Fund’s investment strategy of investing in publicly traded equity securities identified by this approach though an actively managed portfolio of total return swaps on proprietary indices, or on indices sponsored and published by third-party financial institutions, based on baskets of such securities. The Fund’s advisor expects to rebalance the Fund’s investments at least monthly. The Fund will not invest directly in hedge funds.

The Fund’s advisor also intends to hedge against broad equity market movements by short selling a basket of equity securities or equity indices or by purchasing futures contracts on market indices such as S&P 500 Index futures. The Fund’s advisor expects the Fund’s portfolio generally will be dollar-neutral at each rebalancing (i.e., for every $1 of long equity exposure, it expects the Fund to be short $1 of equity exposure).

The securities on which the Fund’s long strategy is based will be comprised primarily of equity securities of U.S. companies. Its long portfolio will be comprised of investments selected on the basis of a number of traditional and corporate activity styles, with each style typically represented by an equally-weighted group of equity securities. The Fund’s advisor expects the Fund’s total long portfolio will be comprised of at least 100 securities, and will generally be comprised of 150-200 securities. It expects that the Fund’s long portfolio will be based primarily on securities of mid-cap and small-cap companies (with market capitalizations of $10 billion or less) and its short portfolio will be based primarily on securities of large-cap companies (with market capitalizations of $10 billion or more).

The Fund’s advisor initially expects the Fund to trade with at least three counterparties. The advisor evaluates and monitors the creditworthiness of the Fund’s counterparties in accordance with the advisor’s creditworthiness policies, which includes consideration of various factors such as the size and credit rating of the counterparty. The number of counterparties the Fund trades with may increase or decrease depending upon the costs, availability of indices and other factors.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer positions than "diversified" mutual funds.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

• Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Equity Risk. The value of equity securities may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities participate, or factors relating to specific companies in which the Fund invests.

• Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

• Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

• Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks or indices, such as futures and swaps. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Recent legislation in the United States calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Total Return Swaps. The Fund will enter into swap agreements, primarily consisting of total return swap agreements. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

• Asset Segregation Risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

• Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about hedge fund managers, investment styles, equity market conditions and movements and other matters which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Leveraging Risk. Certain Fund transactions, including futures contracts and short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

• Credit Risk. If a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

• Market Sector Risk. The Fund's investment strategy may result in significant over or under exposure to certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or sectors.

• Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

• Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the borrowed security or other instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed security or other instrument, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

• Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

• Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

• Commodities Futures Trading Commission ("CFTC") and Regulation Risk. The financial crisis of 2007-2008 has led the U.S. government to expand considerably its regulation and oversight of financial services firms and the markets for financial instruments. In this regard, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") has significantly enhanced the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. These regulators are continuing to implement regulations under the Dodd-Frank Act, certain swap agreements must be cleared through a clearinghouse and traded on an exchange or swap execution facility. Other major changes under the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

The Advisor is registered as a commodity pool operator under the Commodity Exchange Act. As a registered commodity pool operator, the Advisor is subject to a comprehensive scheme of regulations administered by the CFTC and the National Futures Association, the self-regulatory body for futures and swaps firms (the "NFA"), with respect to both its own operations and those of the Fund. The Advisor seeks to rely on relief from certain CFTC recordkeeping, reporting, and disclosure requirements otherwise applicable as to the Fund to the extent permitted by CFTC regulations and CFTC staff guidance.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund prior to that date by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.ramiusmutualfunds.com, or by calling the Fund at 1-877-6RAMIUS (1-877-672-6487). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown. On March 1, 2014, the Fund’s investment strategy changed. Effective March 1, 2014, the Fund’s performance benchmark is the HRFX Equity Hedge Fund Index. The Advisor believes this Index is a better performance benchmark for comparison to the Fund and its new investment strategy.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund prior to that date by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-877-6RAMIUS (1-877-672-6487)
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.ramiusmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar –Year Total Returns (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Class I
Highest Calendar Quarter Return at NAV	2.91%	Quarter Ended 3/31/2012
Lowest Calendar Quarter Return at NAV	(5.91) %	Quarter Ended 9/30/2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.91%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 16, 2014, the Fund's performance benchmark is the Citigroup 3-Month Treasury Bills Index ("T-Bill Index"). The Fund believes that this index is a better performance benchmark for comparison to the Fund's performance and investment strategy.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The T-Bill Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	* After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The HFRX Equity Hedge Index is an index comprised of hedge funds that maintain positions both long and short in primarily equity and equity derivative securities. For hedge funds included in the index, a wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios.

The HFRX Global Hedge Fund Index is a global investable index that is designed to be representative of the overall composition of the hedge fund universe. The Index is comprised of all eligible hedge fund strategies, which are then asset weighted based on the distribution of assets in the hedge fund industry. There are over 40 constituent funds in the Index. Constituent funds report daily and monthly performance, net of all fees, in U.S. Dollars and typically have a minimum of $50 million under management and a 24-month track record of active performance.

Ramius Hedged Alpha Fund | HFRX Equity Hedge Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.14%
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 22, 2010
Ramius Hedged Alpha Fund | HFRX Global Hedge Fund Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.72%
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 22, 2010
Ramius Hedged Alpha Fund | Citigroup 3-Month Treasury Bills Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 22, 2010	[1]
Ramius Hedged Alpha Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDRAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	ramiushaf_WireFee	20.00
Overnight check delivery fee	ramiushaf_CheckFee	15.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (including dividend and interest expenses on short sales of 0.03%)	rr_OtherExpensesOverAssets	0.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.18%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.84%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	727
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,164
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,626
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,900
1 Year	rr_AverageAnnualReturnYear01	(1.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 22, 2010
Ramius Hedged Alpha Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDRIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	ramiushaf_WireFee	20.00
Overnight check delivery fee	ramiushaf_CheckFee	15.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including dividend and interest expenses on short sales of 0.03%)	rr_OtherExpensesOverAssets	0.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.93%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.59%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	162
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	573
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,010
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,226
2011	rr_AnnualReturn2011	(3.44%)
2012	rr_AnnualReturn2012	1.27%
2013	rr_AnnualReturn2013	4.13%
1 Year	rr_AverageAnnualReturnYear01	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 22, 2010
Ramius Hedged Alpha Fund | Class I Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 22, 2010	[5]
Ramius Hedged Alpha Fund | Class I Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.76%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 22, 2010	[5]

[1]	Effective May 16, 2014, the Fund's performance benchmark is the Citigroup 3-Month Treasury Bills Index ("T-Bill Index"). The Fund believes that this index is a better performance benchmark for comparison to the Fund's performance and investment strategy. The T-Bill Index measures monthly return equivalents of yield averages that are not marked to market. The T-Bill Index consists of the last three three-month Treasury Bill issues, respectively. Returns for this T-Bill Index are calculated on a monthly basis. It is not possible to invest directly in an index. The T-Bill Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.
[2]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 18 months of the date of purchase.
[3]	The total annual fund operating expenses and total annual fund operating expenses (after fee waiver and/or expense reimbursement) do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.65% and 1.40% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is effective until March 1, 2015, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived or payments made to the Fund for a period of three years from the date of the waiver or payment.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.